Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Company Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income ($M)	Adj. EBITDA ($M)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	6,802,243	(1,164,913)	2,821,871	551,939	56.55	167.71	52.90	386.40
2022	15,272,338	14,196,826	3,722,299	3,112,615	66.22	169.96	114.10	380.30
2021	5,141,566	4,046,678	1,797,915	1,687,476	62.87	102.56	73.70	241.30
2020	6,514,957	(7,068,994)	2,134,192	(3,412,451)	72.87	66.32	109.60	261.40

Named Executive Officers, Footnote	Reflects compensation amounts reported in the “Summary Compensation Table” (“SCT”) for our principal executive officer (“PEO”), for the respective years shown. Our CEO, Michael J. Kasbar, was our PEO for each of the covered years shown in the table.The following non-PEO named executive officers are included in the average figures shown for each of 2022, 2021 and 2020: Ira M. Birns, John P. Rau, Jeffrey P. Smith and Michael J. Crosby. For 2023, only Ira M. Birns and John P. Rau are included.
Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of World Kinect for the measurement periods ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively. TSR for the Company and the peer group in column (g) was calculated as the yearly percentage change in cumulative TSR based on a deemed fixed investment of $100 at market close on December 31, 2019 and in accordance with Items 201(e) and 402(v) of Regulation S-K. Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.For the relevant fiscal year, represents the cumulative TSR of the S&P 500 Energy Index for the measurement periods ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively.
PEO Total Compensation Amount	$ 6,802,243	$ 15,272,338	$ 5,141,566	$ 6,514,957
PEO Actually Paid Compensation Amount	$ (1,164,913)	14,196,826	4,046,678	(7,068,994)
Adjustment To PEO Compensation, Footnote	CAP for our PEO in each of 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in column (b), adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (c) do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. For information regarding decisions made by our Compensation Committee with respect to the PEO’s compensation for each fiscal year, please see the “Compensation Discussion and Analysis” section of this proxy statement and the proxy statements for the 2023, 2022 and 2021 annual meetings of shareholders.

PEO (Mr. Kasbar)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Total Compensation as reported in Summary Compensation Table (SCT)	6,802,243	15,272,338	5,141,566	6,514,957
Less: Grant date fair value of equity awards granted during current fiscal year, as reported in SCT	(4,500,008)	(11,560,815)	(3,100,053)	(4,532,078)
Plus: Fair value of equity awards granted during current fiscal year—value at end of current fiscal year	3,067,214	11,996,540	2,152,321	4,541,174
+/-: Change in fair value from prior fiscal year end to current fiscal year end of outstanding and unvested equity awards granted in prior fiscal years	(5,887,591)	(1,187,768)	(1,246,494)	(11,159,476)
Plus: Fair value at vesting of equity awards granted during current fiscal year that vested during current fiscal year	0	0	0	0
+/-: Change in fair value from prior fiscal year end to vesting date for equity awards granted in prior fiscal years that vested during current fiscal year	(646,771)	(323,469)	1,099,338	(2,433,571)
Less: Fair value as of prior fiscal year end of equity awards granted in prior fiscal years that were forfeited during current fiscal year	0	0	0	0
Compensation Actually Paid ($)	(1,164,913)	14,196,826	4,046,678	(7,068,994)
	For PRSUs, the grant date fair value of awards used for SCT calculations assumes target performance. To determine the year-end fair values used in the CAP calculations, we have updated the performance expectations to reflect the latest performance estimates for unvested and outstanding awards at each fiscal year-end date.
Non-PEO NEO Average Total Compensation Amount	$ 2,821,871	3,722,299	1,797,915	2,134,192
Non-PEO NEO Average Compensation Actually Paid Amount	$ 551,939	3,112,615	1,687,476	(3,412,451)
Adjustment to Non-PEO NEO Compensation Footnote	Average CAP for our non-PEO NEOs in each of 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in column (d), adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (e) do not reflect the actual amount of compensation earned by or paid to our non-PEO NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee with respect to the non-PEO NEOs’ compensation for each fiscal year, please see the “Compensation Discussion and Analysis” section of this proxy statement and the proxy statements for the 2023, 2022 and 2021 annual meetings of shareholders.

	See Column (d) note above
Non-PEO NEOs	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Total Compensation as reported in Summary Compensation Table (SCT)	2,821,871	3,722,299	1,797,915	2,134,192
Less: Grant date fair value of equity awards granted during current fiscal year, as reported in SCT	(1,550,020)	(2,466,782)	(685,051)	(1,091,209)
Plus: Fair value of equity awards granted during current fiscal year—value at end of current fiscal year	1,056,497	2,239,264	459,667	823,037
+/-: Change in fair value from prior fiscal year end to current fiscal year end of outstanding and unvested equity awards granted in prior fiscal years	(1,693,374)	(250,606)	(120,417)	(4,737,137)
Plus: Fair value at vesting of equity awards granted during current fiscal year that vested during current fiscal year	0	0	0	0
+/-: Change in fair value from prior fiscal year end to vesting date for equity awards granted in prior fiscal years that vested during current fiscal year	(83,034)	(11,460)	235,362	(541,334)
Less: Fair value as of prior fiscal year end of equity awards granted in prior fiscal years that were forfeited during current fiscal year	0	(120,100)	0	0
Compensation Actually Paid ($)	551,939	3,112,615	1,687,476	(3,412,451)
	For performance restricted stock unit awards, the grant date fair value of awards used for SCT calculations assumes target performance. To determine the year-end fair values used in the CAP calculations, we have updated the performance expectations to reflect the latest performance estimates for unvested and outstanding awards at each fiscal year-end date.
Compensation Actually Paid vs. Total Shareholder Return	COMPENSATION ACTUALLY PAID VS. TOTAL SHAREHOLDER RETURN
Compensation Actually Paid vs. Net Income	COMPENSATION ACTUALLY PAID VS. NET INCOME & ADJUSTED EBITDA
Compensation Actually Paid vs. Company Selected Measure	COMPENSATION ACTUALLY PAID VS. NET INCOME & ADJUSTED EBITDA
Tabular List, Table
Listed below are the financial measures which in our assessment represent the most important financial performance measures we used in 2023 to link CAP to our NEOs to the Company’s performance.

Financial Performance Measures	Explanation

Adjusted EPS
Adjusted diluted earnings per common share is a non-GAAP financial measure computed by dividing adjusted net income attributable to World Kinect and available to common shareholders by the sum of the weighted average number of shares of common stock, stock units, restricted stock entitled to dividends not subject to forfeiture and vested restricted stock units outstanding during the period and the number of additional shares of common stock that would have been outstanding if our outstanding potentially dilutive securities had been issued.

Return on Invested Capital
Return on Invested Capital (“ROIC”) is a non-GAAP financial measure defined as adjusted EBITDA less maintenance capital expenditures and corporate capital expenditures and cash taxes, divided by gross property, plant and equipment, intangible assets and goodwill (excluding the impact of recording deferred tax adjustments related to valuation).

Adjusted EBITDA
Adjusted EBITDA is a non-GAAP financial measure defined as net income (loss) excluding the impact of interest, income taxes, and depreciation and amortization, in addition to acquisition and divestiture related expenses, restructuring charges, impairments, gains or losses on sale of businesses, integration costs, non-operating legal settlements and costs associated with the Finnish bid error, as described in the Company’s filings with the SEC.

Total Shareholder Return Amount	$ 56.55	66.22	62.87	72.87
Peer Group Total Shareholder Return Amount	167.71	169.96	102.56	66.32
Net Income (Loss)	$ 52,900,000	$ 114,100,000	$ 73,700,000	$ 109,600,000
Company Selected Measure Amount	386,400,000	380,300,000	241,300,000	261,400,000
PEO Name	Michael J. Kasbar,
Additional 402(v) Disclosure	Reflects “Net Income” in our consolidated income statements included in our Annual Reports on Form 10-K for each of the years ended December 31, 2023, 2022, 2021 and 2020.Company-selected Measure is adjusted EBITDA, which is described below.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Invested Capital
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,500,008)	$ (11,560,815)	$ (3,100,053)	$ (4,532,078)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,067,214	11,996,540	2,152,321	4,541,174
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,887,591)	(1,187,768)	(1,246,494)	(11,159,476)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(646,771)	(323,469)	1,099,338	(2,433,571)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,550,020)	(2,466,782)	(685,051)	(1,091,209)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,056,497	2,239,264	459,667	823,037
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,693,374)	(250,606)	(120,417)	(4,737,137)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(83,034)	(11,460)	235,362	(541,334)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (120,100)	$ 0	$ 0